Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged	Assets pledged

(in thousands of $)	June 30, 2018	December 31, 2017
Book value of vessels secured against long-term loans	3,299,901	2,032,747